INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of inventories

	December 31, 2024	December 31, 2023
Finished goods	$56.5	$33.8
Ore stockpiles	50.8	55.7
Mine supplies	164.6	176.8
	271.9	266.3
Non-current ore stockpiles	153.0	106.5
	$424.9	$372.8